INVENTORIES (Details) - USD ($)	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 112,153	$ 26,199	$ 5,123
Finished goods	131,211	120,612	72,840
Total inventories	$ 243,364	$ 146,811	$ 77,963